ECLIPSE FUNDS

                       Supplement dated December 12, 2000

THE INFORMATION BELOW SUPPLEMENTS THE INFORMATION CONTAINED IN THE ECLIPSE FUNDS' STATEMENT OF ADDITIONAL INFORMATION, DATED MAY 1, 2000. THIS SUPPLEMENT SHOULD BE READ WITH THE STATEMENT OF ADDITIONAL INFORMATION AND ANY PREVIOUSLY ISSUED SUPPLEMENT.

                                       **

On December 12, 2000, Towneley Capital Management, Inc. ("Towneley"), the manager to each series of Eclipse Funds (the "Funds"), sold certain segments of its portfolio management businesses, including the business, operations and activities that Towneley conducted relating to providing investment advisory services to the Funds, to New York Life Investment Management Holdings LLC (the "Transaction").

As a result of the Transaction, among other things, (1) New York Life Investment Management LLC, 51 Madison Avenue, New York, NY 10010 ("NYLIM"), replaced Towneley as the investment adviser to the Funds effective December 12, 2000, pursuant to a new investment management agreement approved by the shareholders of the Funds at a shareholder meeting held on December 5, 2000; (2) a new Board of Trustees (the "Board") was elected; and (3) the Funds replaced certain service providers with new service providers. The operations and management of the Fund are not materially affected by the Transaction. The investment personnel primarily responsible for the management of the Funds are expected to remain unchanged since employees of Towneley devoted to the Funds have become, or will become, employees of NYLIM.

                                       **

The two sentences referring to Towneley Capital Management, Inc. and Eclipse Financial Services, Inc. on the "Cover Page" are replaced in their entirety as follows:

New York Life Investment Management LLC (the "Manager" or "NYLIM") serves as investment manager to the Trust.

Additional copies of the Prospectus may be obtained without charge by writing or telephoning:

                        MainStay Shareholder Services LLC
                              260 Cherry Hill Road
                              Parsippany, NJ 07054
                                 1-800-695-2126

                                       **

The "Background of Trustees and Officers" section on page 19 is revised in its entirety as follows:

BACKGROUND OF TRUSTEES AND OFFICERS

As of December 12, 2000, the Trustees and executive officers of the Trust, and their principal occupations for the past five years, are listed below. A Trustee deemed to be an "interested person" of the Trust for purposes of the 1940 Act is indicated by an asterisk.



=============================== =================== ==================================================================

Name, Age, Address              Position(s) Held    Principal Occupation(s) During Past Five Years
                                With Fund
=============================== =================== ==================================================================


STEPHEN C. ROUSSIN* (37)        Trustee and         Mr. Roussin has been Director and Chairman of MainStay
51 Madison Avenue               President           Institutional Funds Inc., 1997 to present; President and Chief
New York, NY  10010                                 Operating Officer, New York Life Investment Management Holdings
                                                    LLC,  (formerly,   New  York Life Asset  Management  LLC)
                                                    from   1999   to    present; President      and     Chief
                                                    Operating Officer,  New York Life  Investment  Management
                                                    LLC (formerly, New York Life Asset  Management  Operating
                                                    Company  LLC),  from 1999 to present;   President,  Chief
                                                    Executive     Officer    and Trustee, The MainStay Funds,
                                                    from 1997 to present; Senior Vice  President,   New  York
                                                    Life Insurance Company, from 1997 to  present;  Director,
                                                    New York Life Trust Company, from   1997   to    present;
                                                    Manager,   New   York   Life Benefit     Services     LLC
                                                    (formerly,   Director,   New York Life  Benefit  Services
                                                    Inc.), from 1997 to present; Director, NYLIFE Securities,
                                                    Inc.,  from 1997 to present; Manager and Chairman,  MainStay
                                                    Shareholder  Services  LLC, from   1997   to    present;
                                                    Director,  Eagle  Strategies Corp., from 1997 to present;
                                                    and Manager,  President  and Chief Executive Officer, New
                                                    York     Life     Investment Management   LLC   (formerly
                                                    MainStay   Management  LLC), from 1997 to March 2000, and
                                                    Chairman and  Manager,  from March   2000   to   present;
                                                    Director, NYLIFE Distributors Inc., from 1997 to present,
                                                    Chairman,  from March 2000 to  present,  and Senior Vice
                                                    President,  from  1997 to March 2000; Chairman and Director,
                                                    New York Life Trust  Company,   FSB,  from June   2000   to
                                                    present. Previously,   he  served  as Senior  Vice   President
                                                    of Smith  Barney  from  1994 to 1997  and   Division   Sales
                                                    Manager    of     Prudential Securities   from   1989  to
                                                    1994.

LAWRENCE GLACKEN (73)           Trustee             Mr.   Glacken   has  served  as  a  Director   of  the   MainStay
51 Madison Avenue                                   Institutional  Funds Inc. since their  inception in January 1991.
New York, NY  10010                                 He served as Vice  President of Investment  Banking for The First
                                                    Boston Corporation from 1964
                                                    to 1987 and has been retired
                                                    since 1987.

ROBERT P. MULHEARN (53)         Trustee             Mr.   Mulhearn   has  served  as  a  Director  of  the   MainStay
51 Madison Avenue                                   Institutional  Funds Inc. since their  inception in January 1991.
New York, NY  10010                                 He was a Managing  Director at Morgan  Stanley from 1979 to 1987.
                                                    Mr. Mulhearn has been a Private Investor from 1987 to present.
SUSAN B. KERLEY (49)            Trustee             Ms.   Kerley   has  served  as  a   Director   of  the   MainStay
51 Madison Avenue                                   Institutional  Funds Inc. since their  inception in January 1991.
New York, NY  10010                                 She has  been  President  of  Global  Research  Associates  since
                                                    1990. From 1988 to 1990, she served as Manager of Special
                                                    Investments at Rockefeller & Co.  She  was   Director  of
                                                    Research  at  Rogers,  Casey and      Barksdale      from
                                                    1983-1988.   She  has   also served  as  a  Director   of
                                                    Citifunds   from   1991   to present.

PATRICK G. BOYLE (46)           Executive           Mr. Boyle has served as Senior Vice President, New York Life
51 Madison Avenue               Vice President      Investment Management Holdings LLC (formerly New York Life
New York, NY 10010                                  Operating Company LLC), 1999 to present; Senior Vice President,
                                                    Pension  Department New York Life Insurance Company, 1991
                                                    to present; Director, NYLIFE Distributors,  Inc., 1993 to
                                                    1996;   Chairman,    Monitor Capital  Advisors  LLC, 1996
                                                    to 2000, and Director,  1991 to  present;  Director,  New
                                                    York   Life    International Investment   Inc.,  1995  to
                                                    present;  Director, New York Life Trust Company,  1995 to
                                                    present;    Director,    NYL Capital Management  Limited,
                                                    1994  to  present;   Member, American   Council  of  Life
                                                    Insurance Pension Committee, 1992 to 1998; Director,  MBL
                                                    Life  Assurance  Co.,  Inc., 1997 to present.

MARC J. BROOKMAN (36)           Executive           Mr.  Brookman  has  served  as Vice  President  of New York  Life
51 Madison Avenue               Vice President      Insurance   Company   from   1998   to   present;   Senior   Vice
New York, NY 10010                                  President-Product  Development MainStay Institutional Funds, Inc.
                                                    and Retirement  Plans,  1998 to present;  National  Sales
                                                    Director,   Vice  President, United   Asset    Management
                                                    Retirement   Plan  Services, 1996 to 1998.

JEFFERSON C. BOYCE (42)         Senior Vice         Mr.  Boyce  has  served as Senior  Vice  President  New York Life
51 Madison Avenue               President           Insurance  Company,  1994 to present;  Senior Vice  President The
New York, NY 10010                                  MainStay  Funds,  1995  to  present;  Director,  Monitor  Capital
                                                    Advisors  LLC,  1991 to 2000 and Senior Vice  President,  1996 to
                                                    2000;   Director,   MSC  Holding,   Inc.,  1992  to  present  and
                                                    Secretary,  1994 to present,  Director,  Eagle Strategies  Corp.,
                                                    1993 to present,  Director, NYLIFE Equity, Inc., 1993 to present,
                                                    President  and  Chief  Executive  Officer,  NYLIFE  Distributors,
                                                    Inc.,  1996 to present and  Director,  1993 to present  Director,
                                                    NYLIFE LLC, 1993 to present;  Director,  NYLIFE  Structured Asset
                                                    Management  Company Ltd., 1993 to present;  Director,  CNP Realty
                                                    Investments,  Inc.,  1994 to  present;  Director,  New York  Life
                                                    Benefit  Services,  LLC,  1994  to  present;   Director,   NYLIFE
                                                    Depositary  Corporation,  present;  Director,  NYLIFE SFD Holding
                                                    Inc.   (formerly  NAFCO,   Inc.),  1994  to  present;   Director,
                                                    President and Chief Executive  Officer,  NYLIFE  Securities Inc.,
                                                    1996 to present;  Chairman  and  Director,  MainStay  Shareholder
                                                    Services LLC, 1997 to present.

RICHARD W. ZUCCARO (50)         Tax Vice            Mr. Zuccaro has served as Vice President, New York Life
51 Madison Avenue               President           Insurance Company, 1995 to present; Tax Vice President, NYLIFE
New York, NY 10010                                  Securities Inc., 1987 to present; Tax Vice President, NYLIFE SFD
                                                    Holding Inc., 1990 to present; Tax Vice President, NYLIFE
                                                    Depositary Inc., 1990 to present; Tax Vice President NYLIFE LLC,
                                                    1990 to present; Tax Vice President NYLIFE Insurance Company of
                                                    Arizona, 1990 to present; Tax Vice President, NYLIFE Realty
                                                    Inc., 1991 to present; Tax Vice President NYLICO Inc., 1991 to present; Tax Vice President, New York Life Fund Inc., 1991 to
                                                    present, Tax Vice President, New York Life International
                                                    Investment, Inc., 1991 to present; Tax Vice President NYLIFE
                                                    Funding Inc., 1991 to present Tax Vice President, NYLCO, 1991 to present; Tax Vice President, NYLIFE Equity Inc., 1991 to
                                                    present; Tax Vice President MainStay VP Series Fund, Inc., 1991
                                                    to present; Tax Vice President, CNP Realty Investments, Inc.,
                                                    1991 to present; Tax Vice President,  New York Life Worldwide Holding,
                                                    Inc., 1992 to  present;   Tax  Vice  President,   NYLIFE   Structured
                                                    Asset Management  Company Ltd.,  1992 to present;  Tax Vice  President,
                                                    The MainStay  Funds,  1991 to present;  Tax Vice President  Eagle
                                                    Strategies  Corp.  (registered   investment  adviser),   1993  to
                                                    present;  Tax Vice President,  NYLIFE  Distributors Inc., 1993 to
                                                    present;  Vice  President & Assistant  Controller,  New York Life
                                                    Insurance and Annuity  Corp.,  1995 to present;  Vice  President,
                                                    NYLCare  Health  Plans,  Inc.,  1995 to present;  Vice  President
                                                    -Tax,  New York Life and Health  Insurance  Co., 1996 to present;
                                                    Tax Vice President New York Life Trust Company,  1996 to present;
                                                    Tax Vice President,  Monitor Capital  Advisors LLC, 1996 to 2000;
                                                    Tax Vice President,  NYLINK Insurance Agency  Incorporated,  1996
                                                    to present;  Tax Vice President,  MainStay  Shareholder  Services
                                                    LLC, 1997 to present.

JOHN FLANAGAN (53)              Treasurer           Mr.  Flanagan has served as Vice  President  and  Treasurer,  New
51 Madison Avenue               (Principal          York  Life  Investment  Management  LLC,  1999 to  present;  Vice
New York, NY 10010              Financial and       President,  New York Life  Insurance  Company,  1999 to  present;
                                Accounting          Vice President and Chief Financial  Officer,  The MainStay Funds,
                                Officer) and        1999 to present;  Director,  Vice  President and Chief  Financial
                                Secretary           Officer,  New York Life Investment  Management (formerly MainStay
                                                    Management  LLC), 1999 to present;  Director,  Vice President and
                                                    Chief Financial Officer,  MainStay Shareholder Services LLC, 1999
                                                    to present;  Senior Vice President and Chief  Financial  Officer,
                                                    NYLIFE  Distributors,  Inc., 1999 to present;  Treasurer,  Strong
                                                    Funds and  Senior  Vice  President,  Strong  Capital  Management,
                                                    Inc.,     1997    to    1998;     Partner,     predecessor     to
                                                    PricewaterhouseCoopers LLP, 1994 to 1997.

PATRICK J. FARRELL (41)         Assistant           Mr.  Farrell  has  served  as  Managing  Director,  New York Life
51 Madison Avenue               Treasurer and       Investment  Management  LLC,  1998  to  present;  Corporate  Vice
New York, NY 10010              Assistant           President,  New  York  Life  Insurance  Company,  1996  to  1998;
                                Secretary           Assistant   Treasurer,   The MainStay   Funds,   1996  to
                                                    present; Assistant Treasurer, MainStay Institutional Funds, 1996 to
                                                    present, Assistant Treasurer,   Eclipse  Funds, 1996 to  present,
                                                    Assistant Treasurer,    MainStay    VP Funds,   1996  to   present.
                                                    Previously,   he  was   Vice President,   Alliance   Fund
                                                    Services, 1988 to 1996.



                                                        **
The "Compensation Table" on page 22 is revised in its entirety as follows:




======================================================================================================================
                                                    COMPENSATION TABLE

                                              (Year Ended December 31, 1999)

                                                        Pension or
                                 Aggregate         Retirement Benefits     Estimated Annual       Total Compensation
                             Compensation from      Accrued As Part of      Benefits Upon         From Fund Complex
Name of Trustee                 the Trust(1)            Trust Expenses         Retirement      Paid to Trustees (1),(2)
========================== ====================== ====================== ====================== ======================


Lawrence Glacken(3)                 N/A                    N/A             N/A                   $24,000(5)

Sigrid A. Hess4                     $0                      $0             $0                      $0

Susan B. Kerley(3)                  N/A                    N/A             N/A                   $23,000(5)


Wesley G. McCain(4)                 $0                      $0             $0                      $0

Robert P. Mulhearn(3)               N/A                    N/A             N/A                   $23,000(5)


John C. Novogrod(4)               $5,000                    $0             $0                     $5,000

Stephen C. Roussin(3)               N/A                    N/A             N/A                      $0

John C. Van Eck(4)                $5,000                    $0             $0                     $5,000

Yung Wong(4)                      $5,000                    $0             $0                     $5,000
---------------

(1) Trustees of the Trust not affiliated with the Manager, Towneley Capital Management, Inc. ("Towneley") or New York Life Investment Management LLC (formerly MainStay Management LLC) receive from the Trust an annual retainer of $2,000 and a fee of $750 for each Board meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Officers of the Trust and Trustees who are affiliated with the Manager, Towneley or New York Life Investment Management LLC do not receive compensation from the Trust. The following table sets forth information regarding compensation of Trustees by the Trust for the fiscal year ended December 31, 1999.

(2) The Fund Complex consists of Eclipse Funds and MainStay Institutional Funds Inc.

(3) Accepted appointment as a Trustee of the Trust on December 12, 2000.

(4) Resigned as Trustee of the Trust on December 12, 2000.

(5) Compensation data is for the fiscal period ended October 31, 1999.

                                       **

The "Manager" section on page 22 is revised in its entirety as follows:

MANAGER

Pursuant to a Management Contract with the Funds dated December 12, 2000 (the "Management Contract"), the Manager, subject to the supervision of the Board, administers each Fund's business affairs and manages the investment operations of each Fund and the composition of the portfolio of each Fund, including the purchase, retention and disposition of securities thereof, in accordance with the investment objectives, policies and restrictions of each Fund, as stated in the currently effective Prospectus. Under the Management Contract, the Manager is responsible for both investment advice and administration without any increase in the Funds' current advisory fees.

The Management Contract was approved on October 20, 2000 by the Board, including a majority of the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust or the Manager. The Management Contract was approved by the public shareholders of each Fund at a special meeting held on December 5, 2000. The Management Contract will remain in effect through December 31, 2002, and, unless earlier terminated, will continue from year to year thereafter, provided that each such continuance is approved annually with respect to each Fund (i) by the Board or by the vote of a majority of the outstanding voting securities of the particular Fund, and, in either case, (ii) by a majority of the Trust's Trustees who are not parties to the Management Contract or "interested persons" of any such party (other than as Trustees of the Trust).

Under the Management Contract, the Manager has authorized any of its Trustees, officers and employees who may be elected or appointed as Trustee or officers of the Trust to serve in the capacities in which they are elected or appointed.

For its services under the Management Contract, the Manager receives fees from each Fund, accrued daily and payable monthly, at the following annual rates, which are expressed as a percentage of the average daily net assets of each
Fund:

Ultra Short Term Income Fund                0.40%
Balanced Fund                               0.75%
Mid Cap Value Fund                          0.90%
Small Cap Value Fund                        1.00%

The Manager has contractually agreed to waive advisory fees of 0.20% of the Ultra Short Term Income Fund's average daily net assets through December 31, 2002, and the Manager is also voluntarily waiving the remaining 0.20% through December 31, 2002. The Manager may discontinue all or part of the voluntary waiver at any time after that date.

For the initial two-year term of the Management Contract, the Manager has undertaken that there will be no increase in the annual ordinary operating expense ratios (excluding transfer agency expenses) of the Funds above those for the twelve months ended December 31, 2000 (excluding transfer agency expenses). In the case of transfer agency expenses, the Manager has also undertaken that during the initial two-year period, any increase in a Fund's transfer agency expenses above those that would have been experienced by that Fund if the old transfer agency agreement (i.e., pre-Transaction) were still in effect will be borne by the Manager.

The Management Contract provides that the Manager shall not be liable to a Fund for any error or judgment by the Manager or for any loss sustained by a Fund except in the case of the Manager's willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Management Contract also provides that it shall terminate automatically if assigned and that it may be terminated without penalty by either party upon no more than 60 days' nor less than 30 days' written notice.

Prior to December 12, 2000 and since the inception of each Eclipse Fund, Towneley served as investment adviser for Eclipse Funds. On December 12, 2000, Towneley sold certain segments of its portfolio management businesses including the business, operations and activities that Towneley conducts relating to providing investment advisory services to certain institutional and private accounts and to the Eclipse Funds, to New York Life Investment Management Holdings LLC (the "Transaction"). As a result of the Transaction, NYLIM replaced Towneley as the investment adviser to the Funds effective December 12, 2000. The Transaction did not result in any increase in advisory fees for any of the Funds.

For the fiscal year ended December 31, 1999, Towneley received a fee from the Balanced Fund equal to 0.75% of the Fund's average daily net assets, from the Mid Cap Value Fund equal to 0.90% of the Fund's average daily net assets, from the Small Cap Value Fund equal to 1.00% of the Fund's average daily net assets, and from the Ultra Short Term Income Fund equal to 0.00% of the Fund's average daily net assets (Towneley contractually waived 0.20% and voluntarily waived the remainder of the Fund's fee).

For the fiscal years ended December 31, 1997, December 31, 1998 and December 31, 1999, Towneley voluntarily waived fees of $19,113, $27,820 and $32,290, respectively, (in each case, its entire fee) for the Ultra Short Term Income Fund.

For the fiscal years ended December 31, 1997, December 31, 1998 and December 31, 1999, the fees payable by the Balanced Fund under its management contract with Towneley were $681,825, $779,459, and $673,283, respectively. During the years ended December 31, 1997 and December 31, 1998, Towneley voluntarily waived fees for the Balanced Fund totaling $153,387 and $136,778, respectively.

For the fiscal years ended December 31, 1997, December 31, 1998 and December 31, 1999, the fees payable by the Mid Cap Value Fund under its management contract with Towneley were $470,307, $1,038,228, and $918,205, respectively, and Towneley voluntarily waived fees totaling $82,079 in 1997 and $70,826 in 1998.

For the fiscal years ended December 31, 1997, December 31, 1998 and December 31, 1999, the fees paid by the Small Cap Value Fund under its management contract with Towneley were $1,781,313, $1,978,256, and $2,183,901, respectively.

                                       **

The "Administrator" section on page 24 is revised in its entirety as follows:

ADMINISTRATOR

Pursuant to the Management Contract, the Manager is responsible for providing both investment advisory and administrative services to the Funds, and the Manager may delegate any or all of its duties under the Management Contract to a sub-adviser or sub-administrator. The Manager is a wholly-owned subsidiary of New York Life Insurance Company. In connection with its responsibilities as administrator, the Manager performs such supervisory, administrative, and clerical functions as are necessary in order to provide effective administration of the Trust, including maintaining certain books and records; authorizing the payment of Fund expenses and maintaining control over daily cash balances; monitoring the availability of funds for investment; overseeing and confirming portfolio holdings with the Custodian; coordinating and controlling on a daily basis the administrative and professional services rendered to the Trust by others, including the custodian and the transfer, dividend disbursing and shareholder servicing agents, as well as accounting, auditing and other services performed for the Trust; calculating the net asset value of the Trust's shares; providing the Trust with adequate conference facilities for all board meetings; overseeing the preparation and filing with the SEC of the Trust's registration statement, prospectus and statement of additional information; and preparing and filing all required state Blue Sky filings.

Prior to December 12, 2000, the Trust had retained the Manager (or its affiliated predecessor, Mainstay Management LLC) pursuant to an administration agreement dated January 1, 1998 whereby the Manager's fees were paid by Towneley out of its management fee. For providing the administrative services, the Manager received a fee, computed daily and paid monthly in arrears, from Towneley based on the average combined daily net asset value of the Funds ("Combined Assets") to be calculated at the annual rate of 0.15% of the Combined Assets up to $50 million, plus 0.12% of such Combined Assets in excess of $50 million but not in excess of $100 million, plus 0.08% of such Combined Assets in excess of $100 million but not in excess of $150 million; plus 0.05% of such Combined Assets in excess of $150 million but not in excess of $750 million and 0.02% of the Combined Assets in excess of $750 million. In addition, for any Fund, Towneley paid the Manager a monthly fee of $625 until such time as the Fund's average daily net asset value during the preceding month exceeded $20 million. For the fiscal years ended December 31, 1997, December 31, 1998, and December 31, 1999, the Manager received $302,223, $316,284, and $316,631, respectively, for the Funds.

Because of the services rendered to the Trust by the Manager, the Trust itself requires no employees other than its officers, none of whom receive compensation from the Trust and all of whom are employed by the Manager.

                                       **

A new "Distributor" section is inserted after the "Administrator" section on page 24 as follows:

DISTRIBUTOR

NYLIFE Distributors Inc. serves as the Trust's distributor and principal underwriter (the "Distributor") pursuant to a Distribution Agreement. The Distributor is not obligated to sell any specific amount of the Trust's shares, and receives no compensation from the Trust pursuant to the Distribution Agreement.

The Trust anticipates making a continuous offering of its shares, although it reserves the right to suspend or terminate such offering at any time. The Distribution Agreement was approved by the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or the Distributor, nor have any direct or indirect financial interests in the operation of the distribution plan or in any related agreement (the "Independent Trustees") at a meeting held on December 12, 2000.

The Distribution Agreement is subject to annual approval by the Board of Trustees. The Distribution Agreement is terminable with respect to a Fund at any time, without payment of a penalty, by vote of a majority of the Trust's Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Trust, upon 60 days' written notice to the Distributor, by vote of a majority of the outstanding voting securities of that Fund, upon 60 days' written notice to the Distributor, or by the Distributor, upon 60 days' written notice to the Trust. The Distribution Agreement will terminate in the event of its assignment.

                                       **

The "Transfer Agent, Dividend Disbursing Agent and Custodian" section on page 24 is revised in its entirety as follows:

TRANSFER  AGENT,  DIVIDEND  DISBURSING  AND  SHAREHOLDER  SERVICING  AGENT,  AND
CUSTODIAN

MainStay Shareholder Services LLC ("MSS") is the Funds' Transfer Agent and Dividend Disbursing and Shareholder Servicing Agent. MSS, whose address is 260 Cherry Hill Road, Parsippany, NJ 07054, is an indirect wholly owned subsidiary of New York Life Insurance Company. MSS provides customer service, is responsible for preparing and sending statements, confirms and checks, and keeps certain financial and accounting records. MSS is paid a per account fee and out-of-pocket expenses by the Funds. MSS has entered into an agreement with Boston Financial Data Services ("BFDS"), whose address is 2 Heritage Drive, North Quincy, MA 02171. BFDS will perform certain of the services for which MSS is responsible. Currently, BFDS has delegated this responsibility to its affiliate, National Financial Data Services, 330 West 9th Street, Kansas City, Missouri 64105. In addition, the Fund or MSS may contract with other service organizations, including affiliates of MSS and broker-dealers and other financial institutions, each of which will establish a single omnibus account for their clients with the Fund. The service organizations will provide shareholder services to the shareholders within the omnibus accounts and receive service fees for those services from the Fund.

The Bank of New York, 48 Wall Street, New York, New York 10286, is the custodian for assets held by the Funds.

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